32. Commitments (Details Narrative) - Aircraft [Member] R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) Aircrafts Firm	Dec. 31, 2019 USD ($) Aircrafts Firm	Dec. 31, 2018 BRL (R$) Aircrafts
Disclosure of Commitments [Line Items]
Percentage of aircraft total cost	85.00%	85.00%
Number of aircrafts commercial leases	126	126	110
Number of aircrafts commercial leases purchase option	11	11	10
Number of aircrafts fleet leased	137	137	121
Business Combinations [Member]
Disclosure of Commitments [Line Items]
Number of firm orders | Firm	129	129
Future commitments resulting from firm aircraft orders | R$			R$ 63,235,639
Future commitments resulting from operating lease | R$	R$ 9,245,057		R$ 8,827,272
Business Combinations [Member] | USD
Disclosure of Commitments [Line Items]
Future commitments resulting from operating lease | $		$ 2,293,660